UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole J. Best

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Ellen Drought

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, WI 53202-5615
(With a copy to)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SELECT VALUE FUND – SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.6%)
Airlines (1.9%)
Spirit Airlines, Inc.(a)	90,000	$4,227,300

Auto Components (1.1%)
BorgWarner, Inc.	55,000	2,352,900

Automobiles (1.0%)
Harley-Davidson, Inc.	50,000	2,265,000

Banks (8.9%)
BB&T Corp.	90,000	4,368,600
PNC Financial Services Group, Inc.	32,000	4,358,080
Wells Fargo & Co.	175,000	9,198,000
Zions Bancorporation	40,000	2,006,000
		19,930,680
Capital Markets (2.7%)
Bank of New York Mellon Corp.	60,000	3,059,400
Franklin Resources, Inc.	100,000	3,041,000
		6,100,400
Chemicals (2.0%)
American Vanguard Corp.	100,000	1,800,000
Nutrien, Ltd.	48,000	2,769,600
		4,569,600
Communications Equipment (3.9%)
ADTRAN, Inc.	160,000	2,824,000
Cisco Systems, Inc.	120,000	5,838,000
		8,662,000
Consumer Finance (1.7%)
American Express Co.	35,000	3,727,150

Diversified Financial Services (5.3%)
Berkshire Hathaway, Inc. (Class B)(a)	55,000	11,776,050

Electric Utilities (9.0%)
Entergy Corp.	80,000	6,490,400
Exelon Corp.	200,000	8,732,000
FirstEnergy Corp.	130,000	4,832,100
		20,054,500
Electronic Equipment, Instruments & Components (1.5%)
Avnet, Inc.	75,000	3,357,750

Energy Equipment & Services (6.6%)
Newpark Resources, Inc.(a)	325,000	3,363,750
Patterson UTI Energy, Inc.	130,000	2,224,300
Schlumberger, Ltd.	150,000	9,138,000
		14,726,050
Equity Real Estate Investment Trusts (REITs) (4.5%)
American Homes 4 Rent (Class A)	220,000	4,815,800
Equity Commonwealth(a)	160,000	5,134,400
		9,950,200

	SHARES	VALUE
Food & Staples Retailing (2.6%)
Wal-Mart Stores, Inc.	63,000	$5,916,330

Food Products (1.1%)
Bunge, Ltd.	35,000	2,404,850

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	45,000	3,301,200
Dentsply Sirona, Inc.	45,000	1,698,300
		4,999,500
Health Care Providers & Services (8.4%)
Cross Country Healthcare, Inc.(a)	130,000	1,134,900
CVS Health Corp.	85,000	6,691,200
Express Scripts Holding Co.(a)	70,000	6,650,700
Quest Diagnostics, Inc.	40,000	4,316,400
		18,793,200
Household Products (2.8%)
Procter & Gamble Co.	75,000	6,242,250

Insurance (1.2%)
Fairfax Financial Holdings, Ltd. (CAD)(b)	5,000	2,716,448

Machinery (4.6%)
Flowserve Corp.	140,000	7,656,600
Gorman-Rupp Co.	70,000	2,555,000
		10,211,600
Marine (2.6%)
Kirby Corp.(a)	70,000	5,757,500

Media (1.3%)
Gannett Co., Inc.	300,000	3,003,000

Metals & Mining (1.5%)
Major Drilling Group International, Inc. (CAD)(a)(b)	450,000	1,689,699
Schnitzer Steel Industries, Inc. (Class A)	65,000	1,758,250
		3,447,949
Oil, Gas & Consumable Fuels (6.2%)
Exxon Mobil Corp.	100,000	8,502,000
Suncor Energy, Inc.	140,000	5,416,600
		13,918,600
Pharmaceuticals (5.4%)
Pfizer, Inc.	190,000	8,373,300
Sanofi (ADR)	85,000	3,796,950
		12,170,250
Road & Rail (1.5%)
AMERCO	9,500	3,388,175

Software (3.0%)
Oracle Corp.	130,000	6,702,800
	SHARES	VALUE
Specialty Retail (3.3%)
Advance Auto Parts, Inc.	20,000	$3,366,600
Williams-Sonoma, Inc.	60,000	3,943,200
		7,309,800
Trading Companies & Distributors (1.8%)
WESCO International, Inc.(a)	67,000	4,117,150

TOTAL COMMON STOCKS
(Cost $177,880,753)		$222,798,982

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.1%)
Time Deposits (0.1%)
CitiBank (New York)(c)	1.54%	$327,412	$327,412

TOTAL SHORT-TERM INVESTMENTS
(Cost $327,412)			$327,412

TOTAL INVESTMENTS - (99.7%)
(Cost $178,208,165)			$223,126,394
OTHER ASSETS AND LIABILITIES, NET - (0.3%)			643,957
TOTAL NET ASSETS - (100.0%)			$223,770,351

1

MID CAP VALUE FUND – SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (96.9%)
Aerospace & Defense (2.5%)
Arconic, Inc.	2,570	$56,566
Textron, Inc.	2,316	165,524
		222,090
Airlines (2.0%)
Spirit Airlines, Inc.(a)	3,749	176,090

Automobiles (2.0%)
Harley-Davidson, Inc.	4,051	183,510

Banks (5.5%)
Popular, Inc.	7,224	370,230
SunTrust Banks, Inc.	1,920	128,237
		498,467
Capital Markets (2.3%)
Franklin Resources, Inc.	6,953	211,441

Commercial Services & Supplies (1.7%)
Stericycle, Inc.(a)	2,653	155,678

Consumer Finance (2.0%)
Discover Financial Services	2,324	177,670

Containers & Packaging (3.5%)
Bemis Co., Inc.	3,531	171,607
International Paper Co.	2,850	140,077
		311,684
Electric Utilities (9.5%)
Exelon Corp.	9,653	421,450
FirstEnergy Corp.	11,589	430,763
		852,213
Electronic Equipment, Instruments & Components (3.1%)
Avnet, Inc.	6,196	277,395

Energy Equipment & Services (7.3%)
National Oilwell Varco, Inc.	5,448	234,700
Patterson-UTI Energy, Inc.	9,486	162,306
TechnipFMC PLC	8,145	254,531
		651,537
Equity Real Estate Investment Trusts (REITs) (5.9%)
American Homes 4 Rent (Class A)	8,191	179,301
Equity Commonwealth(a)	10,995	352,829
		532,130
Food Products (2.4%)
Bunge, Ltd.	1,264	86,849
Dean Foods Co.	17,567	124,726
		211,575
Health Care Providers & Services (8.3%)
AmerisourceBergen Corp.	1,940	178,907
Express Scripts Holding Co.(a)	2,196	208,642
Quest Diagnostics, Inc.	3,275	353,405
		740,954

	SHARES	VALUE
Household Durables (4.5%)
DR Horton, Inc.	2,118	$89,338
Garmin, Ltd.	2,024	141,781
Leggett & Platt, Inc.	3,909	171,175
		402,294
Industrial Conglomerates (1.4%)
Carlisle Cos., Inc.	1,010	123,018

Insurance (6.5%)
CNA Financial Corp.	4,906	223,959
Hartford Financial Services Group, Inc.	3,397	169,714
Reinsurance Group of America, Inc.	1,309	189,229
		582,902
Internet & Direct Marketing Retail (1.8%)
Qurate Retail, Inc.(a)	7,180	159,468

IT Services (3.3%)
Teradata Corp.(a)	4,567	172,222
Western Union Co.	6,405	122,079
		294,301
Machinery (5.4%)
Flowserve Corp.	4,866	266,122
PACCAR, Inc.	3,176	216,571
		482,693
Media (2.3%)
Omnicom Group, Inc.	3,083	209,706

Metals & Mining (2.5%)
Cleveland-Cliffs, Inc.(a)	8,014	101,457
Reliance Steel & Aluminum Co.	1,492	127,253
		228,710
Oil, Gas & Consumable Fuels (2.2%)
Cabot Oil & Gas Corp.	8,828	198,807

Pharmaceuticals (2.0%)
Perrigo Co. PLC	2,550	180,540

Professional Services (2.0%)
ManpowerGroup, Inc.	2,070	177,937

Real Estate Management & Development (1.6%)
Jones Lang LaSalle, Inc.	983	141,867

Road & Rail (1.9%)
AMERCO	476	169,765

Semiconductors & Semiconductor Equipment (0.9%)
ON Semiconductor Corp.(a)	4,570	84,225

Specialty Retail (0.6%)
American Eagle Outfitters, Inc.	2,064	51,249

TOTAL COMMON STOCKS
(Cost $8,045,763)		$8,689,916

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (4.0%)
Time Deposits (4.0%)
CitiBank (New York)(c)	1.54%	$356,456	$356,456

TOTAL SHORT-TERM INVESTMENTS
(Cost $356,456)			$356,456

TOTAL INVESTMENTS - (100.9%)
(Cost $8,402,219)			$9,046,372
OTHER ASSETS AND LIABILITIES, NET - (-0.9%)			(77,871)
TOTAL NET ASSETS - (100.0%)			$8,968,501

2

VALUE PLUS FUND – SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.9%)
Aerospace & Defense (3.8%)
AAR Corp.	110,000	$5,267,900
Kratos Defense & Security Solutions, Inc.(a)	725,000	10,715,500
		15,983,400
Banks (13.8%)
Associated Banc-Corp.	350,000	9,100,000
Cadence BanCorp	350,000	9,142,000
CenterState Banks, Inc.	250,000	7,012,500
Hancock Whitney Corp.	175,000	8,321,250
Old National Bancorp	425,000	8,202,500
Umpqua Holdings Corp.	400,000	8,320,000
Zions Bancorporation	150,000	7,522,500
		57,620,750
Chemicals (5.5%)
American Vanguard Corp.	665,000	11,970,000
Sensient Technologies Corp.	145,000	11,093,950
		23,063,950
Commercial Services & Supplies (2.4%)
Brady Corp. (Class A)	225,000	9,843,750

Containers & Packaging (2.6%)
Greif, Inc. (Class A)	200,000	10,732,000

Electric Utilities (2.4%)
Portland General Electric Co.	220,000	10,034,200

Electrical Equipment (6.0%)
Encore Wire Corp.	200,000	10,020,000
Powell Industries, Inc.	420,000	15,229,200
		25,249,200
Electronic Equipment, Instruments & Components (8.6%)
Benchmark Electronics, Inc.	75,000	1,755,000
Knowles Corp.(a)	600,000	9,972,000
Methode Electronics, Inc.	300,000	10,860,000
Park Electrochemical Corp.	695,000	13,545,550
		36,132,550
Energy Equipment & Services (8.0%)
Dril-Quip, Inc.(a)	400,000	20,900,000
Newpark Resources, Inc.(a)	1,225,000	12,678,750
		33,578,750
Equity Real Estate Investment Trusts (REITs) (6.1%)
Lamar Advertising Co. (Class A)	230,000	17,894,000
Ryman Hospitality Properties, Inc.	90,000	7,755,300
		25,649,300
Food Products (1.6%)
Hain Celestial Group, Inc.(a)	250,000	6,780,000

Health Care Equipment & Supplies (2.4%)
AngioDynamics, Inc.(a)	460,000	10,000,400

	SHARES	VALUE
Health Care Providers & Services (1.0%)
Cross Country Healthcare, Inc.(a)	500,000	$4,365,000

Hotels, Restaurants & Leisure (1.2%)
Cheesecake Factory, Inc.	90,000	4,818,600

Household Durables (1.4%)
MDC Holdings, Inc.	200,000	5,916,000

Insurance (2.6%)
Hanover Insurance Group, Inc.	25,000	3,084,250
Horace Mann Educators Corp.	175,000	7,857,500
		10,941,750
Leisure Products (3.9%)
Acushnet Holdings Corp.	300,000	8,229,000
Callaway Golf Co.	325,000	7,894,250
		16,123,250
Life Sciences Tools & Services (2.8%)
Cambrex Corp.(a)	170,000	11,628,000

Machinery (5.2%)
Harsco Corp.(a)	500,000	14,275,000
TriMas Corp.(a)	250,000	7,600,000
		21,875,000
Metals & Mining (1.0%)
Schnitzer Steel Industries, Inc. (Class A)	150,000	4,057,500

Multi-Utilities (1.0%)
MDU Resources Group, Inc.	170,000	4,367,300

Oil, Gas & Consumable Fuels (3.1%)
Cabot Oil & Gas Corp.	400,000	9,008,000
HighPoint Resources Corp.(a)	800,000	3,904,000
		12,912,000
Professional Services (1.1%)
TrueBlue, Inc.(a)	175,000	4,558,750

Semiconductors & Semiconductor Equipment (4.0%)
Entegris, Inc.	200,000	5,790,000
Semtech Corp.(a)	200,000	11,120,000
		16,910,000
Software (1.5%)
Progress Software Corp.	175,000	6,175,750

Textiles, Apparel & Luxury Goods (4.3%)
Oxford Industries, Inc.	50,000	4,510,000
Wolverine World Wide, Inc.	340,000	13,277,000
		17,787,000
	SHARES	VALUE
Trading Companies & Distributors (2.6%)
NOW, Inc.(a)	650,000	$10,757,500

TOTAL COMMON STOCKS
(Cost $343,758,765)		$417,861,650

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.1%)
Time Deposits (0.1%)
JPM Chase (New York)(c)	1.54%	$515,840	$515,840

TOTAL SHORT-TERM INVESTMENTS
(Cost $515,840)			$515,840

TOTAL INVESTMENTS - (100.0%)
(Cost $344,274,605)			$418,377,490
OTHER ASSETS AND LIABILITIES, NET - (0.0%)(d)			52,653
TOTAL NET ASSETS - (100.0%)			$418,430,143

3

VALUE FUND – SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (89.0%)
Aerospace & Defense (0.5%)
CPI Aerostructures, Inc.(a)	440,000	$3,674,000

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings, Inc.(a)	100,000	6,375,000

Auto Components (2.8%)
Linamar Corp. (CAD)(b)	200,000	9,214,571
Motorcar Parts of America, Inc.(a)	275,000	6,448,750
Stoneridge, Inc.(a)	200,000	5,944,000
		21,607,321
Banks (13.5%)
Bancorp, Inc.(a)	1,000,000	9,590,000
Capital City Bank Group, Inc.	500,000	11,670,000
Century Bancorp, Inc. (Class A)	70,000	5,057,500
First Internet Bancorp	407,787	12,417,114
Heritage Financial Corp.	400,000	14,060,000
PacWest Bancorp	225,000	10,721,250
TriCo Bancshares	377,320	14,572,099
TriState Capital Holdings, Inc.(a)	400,000	11,040,000
United Bankshares, Inc.	400,000	14,540,000
		103,667,963
Biotechnology (0.9%)
Albireo Pharma, Inc.(a)	125,000	4,120,000
Biofrontera AG (ADR)(a)	100,000	1,359,280
ImmuCell Corp.(a)	199,600	1,662,668
		7,141,948
Capital Markets (0.6%)
Waddell & Reed Financial, Inc. (Class A)	200,000	4,236,000

Commercial Services & Supplies (1.0%)
CECO Environmental Corp.	302,450	2,383,306
Hudson Technologies, Inc.(a)	1,079,689	1,382,002
Perma-Fix Environmental Services(a)(e)(f)	1,000,000	4,200,000
		7,965,308
Communications Equipment (1.4%)
Mitel Networks Corp.(a)	1,000,000	11,020,000

Construction & Engineering (2.5%)
Argan, Inc.	250,000	10,750,000
Northwest Pipe Co.(a)	420,000	8,295,000
		19,045,000
Diversified Consumer Services (0.7%)
Lincoln Educational Services Corp.(a)(e)(f)	2,470,000	5,582,200
	SHARES	VALUE
Electric Utilities (0.1%)
Spark Energy, Inc. (Class A)	103,022	$849,932

Electrical Equipment (1.6%)
Hydrogenics Corp.(a)(e)	1,018,042	7,380,804
Pioneer Power Solutions, Inc.(a)(f)	350,500	1,717,450
Powell Industries, Inc.	91,825	3,329,575
		12,427,829
Electronic Equipment, Instruments & Components (1.9%)
CUI Global, Inc.(a)(e)	2,000,000	4,460,000
Fabrinet(a)	100,000	4,626,000
Fitbit, Inc. (Class A)(a)	800,000	4,280,000
SuperCom, Ltd.(a)	673,331	1,205,262
		14,571,262
Energy Equipment & Services (1.0%)
Aspen Aerogels, Inc.(a)	550,000	2,513,500
Propetro Holding Corp.(a)	300,000	4,947,000
		7,460,500
Entertainment (1.0%)
Cinemark Holdings, Inc.	200,000	8,040,000

Equity Real Estate Investment Trusts (REITs) (5.2%)
American Homes 4 Rent (Class A)	285,000	6,238,650
CareTrust REIT, Inc.	1,000,000	17,710,000
InfraREIT, Inc.	250,000	5,287,500
Jernigan Capital, Inc.	400,000	7,716,000
Urstadt Biddle Properties, Inc. (Class A)	150,000	3,193,500
		40,145,650
Food Products (2.4%)
Hanover Foods Corp. (Class A)(a)(f)	49,250	4,334,000
Landec Corp.(a)	750,000	10,800,000
SunOpta, Inc.(a)	400,000	2,940,000
		18,074,000
Health Care Equipment & Supplies (2.2%)
Accuray, Inc.(a)	3,000,000	13,500,000
Trinity Biotech PLC (ADR)(a)	787,156	3,148,624
		16,648,624
Health Care Providers & Services (0.6%)
Digirad Corp.	504,000	756,000
Ensign Group, Inc.	100,000	3,792,000
		4,548,000
Hotels, Restaurants & Leisure (0.4%)
Fiesta Restaurant Group, Inc.(a)	125,000	3,343,750

Household Durables (3.3%)
Century Communities, Inc.(a)	400,000	10,500,000
LGI Homes, Inc.(a)	125,000	5,930,000
MDC Holdings, Inc.	300,000	8,874,000
		25,304,000
Household Products (0.4%)
Oil-Dri Corp. of America	75,000	2,892,000

	SHARES	VALUE
Independent Power and Renewable Electricity Producers (4.4%)
AES Corp.	1,000,000	$14,000,000
Vistra Energy Corp.(a)	800,000	19,904,000
		33,904,000
Insurance (1.3%)
Federated National Holding Co.	357,223	9,102,042
Hallmark Financial Services, Inc.(a)	93,555	1,029,105
		10,131,147
IT Services (1.6%)
EVERTEC, Inc.	500,000	12,050,000

Life Sciences Tools & Services (0.8%)
Harvard Bioscience, Inc.(a)	1,107,777	5,815,829

Machinery (2.1%)
Energy Recovery, Inc.(a)	500,000	4,475,000
H2O Innovation, Inc. (CAD)(a)(b)	800,000	693,686
REV Group, Inc.	250,000	3,925,000
Spartan Motors, Inc.	500,000	7,375,000
		16,468,686
Media (2.5%)
AH Belo Corp. (Class A)	565,905	2,603,163
AMC Networks, Inc. (Class A)(a)	100,000	6,634,000
Gannett Co., Inc.	800,000	8,008,000
Marchex, Inc. (Class B)	750,000	2,085,000
		19,330,163
Metals & Mining (5.8%)
Centerra Gold, Inc. (CAD)(a)(b)	3,000,000	11,961,445
IAMGOLD Corp. (CAD)(a)(b)	2,500,000	9,193,667
OceanaGold Corp. (CAD)(b)	500,000	1,509,697
Pretium Resources, Inc.(a)	1,750,000	13,317,500
Teranga Gold Corp. (CAD)(a)(b)	3,000,000	8,314,946
		44,297,255
Oil, Gas & Consumable Fuels (3.4%)
Abraxas Petroleum Corp.(a)	2,000,000	4,660,000
Berry Petroleum Corp.	575,000	10,131,500
SRC Energy, Inc.(a)	1,300,000	11,557,000
		26,348,500
Paper & Forest Products (0.6%)
Western Forest Products, Inc. (CAD)(b)	3,000,000	4,900,708

Pharmaceuticals (1.0%)
Acer Therapeutics, Inc.(a)	210,000	6,476,400
Evofem Biosciences, Inc.(a)	325,570	1,318,558
		7,794,958

4

	SHARES	VALUE
Professional Services (4.2%)
Acacia Research Corp.(a)(e)	2,601,792	$8,325,734
Barrett Business Services, Inc.	250,000	16,695,000
Hudson Global, Inc.(a)(e)(f)	3,150,000	5,008,500
RCM Technologies, Inc.(f)	600,000	2,562,000
		32,591,234
Real Estate Management & Development (3.1%)
Kennedy-Wilson Holdings, Inc.	1,100,000	23,650,000

Road & Rail (0.3%)
Marten Transport, Ltd.	100,000	2,105,000

Semiconductors & Semiconductor Equipment (1.3%)
CyberOptics Corp.(a)	200,000	4,040,000
Pixelworks, Inc.(a)	1,250,000	5,637,500
		9,677,500
Software (1.2%)
TiVo Corp.	750,000	9,337,500

Specialty Retail (2.8%)
Dick's Sporting Goods, Inc.	250,000	8,870,000
GameStop Corp. (Class A)	250,000	3,817,500
Genesco, Inc.(a)	75,000	3,532,500
Indigo Books & Music, Inc. (CAD)(a)(b)	400,000	4,335,540
Pets at Home Group PLC (GBP)(b)(g)	500,000	777,517
		21,333,057
Textiles, Apparel & Luxury Goods (1.0%)
Lakeland Industries, Inc.(a)	200,000	2,660,000
Skechers U.S.A., Inc. (Class A)(a)	175,000	4,887,750
		7,547,750
Thrifts & Mortgage Finance (5.1%)
MGIC Investment Corp.(a)	1,600,000	21,296,000
Radian Group, Inc.	850,000	17,569,500
		38,865,500
Trading Companies & Distributors (1.7%)
Beacon Roofing Supply, Inc.(a)	175,000	6,333,250
Transcat, Inc.(a)	309,942	7,082,175
		13,415,425
TOTAL COMMON STOCKS
(Cost $564,388,102)		$684,184,499

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (10.0%)
Time Deposits (6.8%)
CitiBank (New York)(c)	1.54%	$52,269,350	$52,269,350

Treasury Bill (3.2%)
U.S. Treasury Bills(g)(h)
2.21%, 6/20/19		25,000,000	24,561,741

TOTAL SHORT-TERM INVESTMENTS
(Cost $76,860,885)			$76,831,091

TOTAL INVESTMENTS - (99.0%)
(Cost $641,248,987)			$761,015,590
OTHER ASSETS AND LIABILITIES, NET - (1.0%)(i)			7,799,467
TOTAL NET ASSETS - (100.0%)			$768,815,057

5

INTERNATIONAL VALUE FUND – SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (3.5%)
China (3.5%)
Clear Media, Ltd. (HKD)(b)(f)(g)	550,000	$409,601

TOTAL COMMON STOCKS
(Cost $281,032)		$409,601

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (96.4%)
Time Deposits (96.4%)
CitiBank (New York)(c)	1.54%	$11,306,542	$11,311,421

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,311,421)			$11,311,421

TOTAL INVESTMENTS - (99.9%)
(Cost $11,592,453)			$11,721,022
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			15,639
TOTAL NET ASSETS - (100.0%)			$11,736,661

6

(a) Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.

(b) Traded in a foreign country.

(c) Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2018.

(d) Less than 0.05% of total net assets.

(e) Affiliated company.  See Note 6 in Notes to Schedules of Investments.

(f) Illiquid security, pursuant to guidelines established by the Board of Directors.  See Note 2 in Notes to Schedules of Investments.

(g) Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments

(h) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(i) Includes cash which is being held as collateral.

Common Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.

Currency Abbreviations:
CAD	Canadian Dollar
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
KRW	South Korean Won

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence (“S&P”). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaim all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of such damages.

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

September 30, 2018

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Mid Cap Value Fund, Value Plus Fund, Value Fund, and International Value Fund (each a “Fund” and collectively, the “Funds”, with 150,000,000 shares authorized and a par value of $.001 per share), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of FASB Accounting Standards Codification 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities having maturities of 60 days or less and short-term investments may be valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, deemed unreliable or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	At September 30, 2018, the Value Fund and International Value Fund had 3.04% and 3.49% of net assets, respectively, of net assets that were illiquid as defined pursuant to guidelines adopted by the Board.

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered by the Board to be liquid under guidelines adopted by Board. As of September 30, 2018, the Funds did not hold any such securities.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 — Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes international securities that use a systematic fair valuation model, and portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 — Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:

SELECT VALUE FUND
Investments in	Level 1 — Quoted and	Level 2 — Other Significant	Level 3 — Significant
Securities at Value	Unadjusted Prices	Observable Inputs(1)	Unobservable Inputs(2)	Total
Common Stocks	$222,798,982	$—	$—	$222,798,982
Short—Term Investments	327,412	—	—	327,412
Total	$223,126,394	$—	$—	$223,126,394

MID CAP VALUE FUND
Investments in	Level 1 — Quoted and	Level 2 — Other Significant	Level 3 — Significant
Securities at Value	Unadjusted Prices	Observable Inputs(1)	Unobservable Inputs(2)	Total
Common Stocks	$8,689,916	$—	$—	$8,689,916
Short—Term Investments	356,456	—	—	356,456
Total	$9,046,372	$—	$—	$9,046,372

VALUE PLUS FUND
Investments in	Level 1 — Quoted and	Level 2 — Other Significant	Level 3 — Significant
Securities at Value	Unadjusted Prices	Observable Inputs(1)	Unobservable Inputs(2)	Total
Common Stocks	$417,861,650	$—	$—	$417,861,650
Short—Term Investments	515,840	—	—	515,840
Total	$418,377,490	$—	$—	$418,377,490

VALUE FUND
Investments in	Level 1 — Quoted and	Level 2 — Other Significant	Level 3 — Significant
Securities at Value	Unadjusted Prices	Observable Inputs(1)	Unobservable Inputs(2)	Total
Common Stocks	$683,406,982	$777,517	$—	$684,184,499
Short—Term Investments	52,269,350	24,561,741	—	76,831,091
Total	$735,676,332	$25,339,258	$—	$761,015,590

Other Financial Instruments(3)
Liabilities
Written Options	$(285,000)	$—	$—	$(285,000)
Total	$(285,000)	$—	$—	$(285,000)

INTERNATIONAL VALUE FUND
Investments in	Level 1 — Quoted and	Level 2 — Other Significant	Level 3 — Significant
Securities at Value	Unadjusted Prices	Observable Inputs(1)	Unobservable Inputs(2)	Total
Common Stocks	$—	$409,601	$—	$409,601
Short—Term Investments	11,311,421	—	—	11,311,421
Total	$11,311,421	$409,601	$—	$11,721,022

(1)	For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(2)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the nine month period ended September 30, 2018, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(3)	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls.

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. As of September 30, 2018, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. A Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by a Fund as unrealized gains or losses. When the futures contract is closed, a Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2018, the Funds had no open futures positions.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The monthly average notional amount and monthly average number of contracts of purchased options held by the Value Fund during the nine month period ended September 30, 2018 was $376,000 and 56, respectively. As of September 30, 2018, the Value Fund was not invested in purchased options. The monthly average notional amount and monthly average number of contracts of written options held by the Value Fund during the nine month period ended September 30, 2018 was $7,626,228 and 1,698, respectively. The Value Fund had the following written options as of September 30, 2018:

FUND NAME	NUMBER OF CONTRACTS	WRITTEN OPTIONS AT VALUE*	NOTIONAL VALUE
VALUE FUND
Dick's Sporting Goods, Inc. $34.00 11/16/18 (Covered Put)	(500)	$ (56,250)	$ (1,700,000)
Genesco, Inc. $35.00 12/21/18 (Covered Put)	(1,750)	(157,500)	(6,125,000)
Motor Parts of America, Inc. $22.50 11/16/18 (Covered Put)	(750)	(71,250)	(1,687,500)
Total Written Options	(3,000)	$ (285,000)	$ (9,512,500)

*	Amounts reflect a liability of the Fund.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. As of September 30, 2018, the Funds did not have securities on loan.

(6)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the nine month period ended September 30, 2018. The Select Value, Mid Cap Value, and International Value Funds had no transactions with affiliates during the same period.

VALUE PLUS FUND
SECURITY NAME	SHARE BALANCE AS OF DECEMBER 31, 2017	PURCHASES	SALES	SHARE BALANCE AS OF SEPTEMBER 30, 2018	FAIR VALUE AS OF SEPTEMBER 30, 2018	DIVIDENDS	CHANGE IN UNREALIZED GAIN (LOSS)	REALIZED GAIN (LOSS)
Investments no longer affiliated as of September 30, 2018
DMC Global, Inc.	925,000	—	(925,000)	—	$—	$32,500	$(10,979,761)	$19,663,393
Park Electrochemical Corp.	875,000	—	(180,000)	695,000	13,545,550	2,687,500	(5,081,331)	(458,466)
Grand Total	1,800,000	—	(1,105,000)	695,000	$13,545,550	$2,720,000	$(16,061,092)	$19,204,927

VALUE FUND
SECURITY NAME	SHARE BALANCE AS OF DECEMBER 31, 2017	PURCHASES	SALES	SHARE BALANCE AS OF SEPTEMBER 30, 2018	FAIR VALUE AS OF SEPTEMBER 30, 2018	DIVIDENDS	CHANGE IN UNREALIZED GAIN (LOSS)	REALIZED GAIN (LOSS)
Investments in affiliates held as of September 30, 2018
Acacia Research Corp.	4,200,000	—	(1,598,208)	2,601,792	$8,325,734	$—	$5,566,023	$(8,601,267)
CUI Global, Inc.	2,000,000	—	—	2,000,000	4,460,000	—	(1,040,000)	—
Hudson Global, Inc.	3,150,000	—	—	3,150,000	5,008,500	—	(2,079,000)	—
Hydrogenics Corp.	945,000	73,042	—	1,018,042	7,380,804	—	(3,536,526)	—
Lincoln Educational Services Corp.	2,470,000	—	—	2,470,000	5,582,200	—	592,800	—
Perma-Fix Environmental Services	1,000,000	—	—	1,000,000	4,200,000	—	550,000	—
Total	13,765,000	73,042	(1,598,208)	12,239,834	$34,957,238	$—	$53,297	$(8,601,267)

SECURITY NAME	SHARE BALANCE AS OF DECEMBER 31, 2017	PURCHASES	SALES	SHARE BALANCE AS OF SEPTEMBER 30, 2018	FAIR VALUE AS OF SEPTEMBER 30, 2018	DIVIDENDS	CHANGE IN UNREALIZED GAIN (LOSS)	REALIZED GAIN (LOSS)
Investments no longer affiliated as of September 30, 2018
Barrett Business Services, Inc.	300,000	—	(50,000)	250,000	$16,695,000	$187,500	$(1,452,165)	$2,598,127
CPI Aerostructures, Inc.	650,000	—	(210,000)	440,000	3,674,000	—	(17,325)	14,563
Harvard Bioscience, Inc.	1,696,226	—	(588,449)	1,107,777	5,815,829	—	2,415,666	994,568
IntriCon Corp.	558,113	—	(558,113)	—	—	—	(7,913,824)	15,662,819
Jernigan Capital, Inc.	465,000	—	(65,000)	400,000	7,716,000	465,500	(1,314,889)	(149,699)
Northwest Pipe Co.	500,000	—	(80,000)	420,000	8,295,000	—	473,258	(31,758)
RCM Technologies, Inc.	833,195	—	(233,195)	600,000	2,562,000	—	(3,596,956)	389,786
StarTek, Inc.	895,000	—	(895,000)	—	—	—	(3,726,513)	1,339,521
SuperCom, Ltd.	800,000	—	(126,669)	673,331	1,205,262	—	(1,271,745)	(400,053)
Transcat, Inc.	600,000	—	(290,058)	309,942	7,082,175	—	1,246,464	3,656,537
Willbros Group, Inc.	2,739,012	—	(2,739,012)	—	—	—	3,829,602	(7,084,659)
Total	10,036,546	—	(5,835,496)	4,201,050	$53,045,266	$653,000	$(11,328,427)	$16,989,752

Grand Total					$88,002,504	$653,000	$(11,275,130)	$8,388,485

(7)	SUBSEQUENT EVENTS

On July 18, 2018, the Board approved a plan to liquidate the Heartland International Value Fund (the “International Fund”), upon the recommendation of the Advisor, and subject to shareholder approval. After considering a variety of factors, the Board concluded that it would be in the best interest of the International Fund and its shareholders that the International Fund be closed and liquidated as a series of the Corporation. Shareholders approved the Plan of Liquidation at a special meeting of shareholders held on October 9, 2018 and the International Fund was liquidated after close of business on October 26, 2018.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	October 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	October 31, 2018

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	October 31, 2018